INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE
Schedule of components of the current and deferred tax expense

	Years ended December 31,
	2020	2019
Current tax expense
Current period	$297.7	$206.6
Adjustment for prior periods	(75.8)	(1.0)

Deferred tax expense
Origination and reversal of temporary differences	335.5	223.0
Impact of changes in tax rate	(0.8)	(1.6)
Change in unrecognized deductible temporary differences	(73.4)	(156.3)
Recognition of previously unrecognized tax losses	(43.4)	(24.0)
Total tax expense	$439.8	$246.7

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	2020	2019
Combined statutory income tax rate	26.5%	26.5%

Increase (decrease) resulting from:
Mining taxes	1.7%	1.2%
Percentage of depletion	(0.9)%	(1.4)%
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	5.5%	4.5%
Change in unrecognized deferred tax assets	(0.4)%	(4.1)%
Over provided in prior periods	—	(0.4)%
Income not subject to tax	(0.7)%	(0.7)%
Effect of non-taxable impairment reversals	(6.9)%	(4.2)%
Accounting expenses disallowed for tax	1.7%	2.3%
Taxes on repatriation of foreign earnings	0.1%	0.5%
Impact of CARES Act	(1.4)%	—
AMT credit receivable due to U.S.Tax Reform	—	(0.5)%
Other	(0.7)%	1.9%
Effective tax rate	24.5%	25.6%

Schedule of summary of the components of deferred income tax and movement in net deferred tax liabilities

	December 31,	December 31,
	2020	2019
Deferred tax assets
Accrued expenses and other	$51.1	$29.0
Property, plant and equipment	5.2	—
Reclamation and remediation obligations	123.3	109.6
Inventory capitalization	20.8	16.8
Non-capital loss	54.4	34.7
	254.8	190.1
Deferred tax liabilities
Accrued expenses and other	2.4	2.7
Reclamation and remediation obligations	—	2.8
Property, plant and equipment	677.5	423.4
Inventory capitalization	60.0	30.5
Deferred tax liabilities - net	$485.1	$269.3

Schedule of unrecognized deferred tax assets and company's non-capital losses

	December 31,	December 31,
	2020	2019
Balance at the beginning of the period	$269.3	$220.2
Recognized in the statement of operations	217.9	41.1
Recognized in OCI	(2.1)	8.0
Balance at the end of the period	$485.1	$269.3

	December 31,	December 31,
	2020	2019
Deductible temporary differences	$535.2	$656.5
Tax losses	$394.1	$441.3

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$1,011.9	2027 - 2040
United States(a)	Net operating losses	33.6	2021 - 2033
Chile	Net operating losses	243.8	No expiry
Brazil	Net operating losses	2.1	No expiry
Russia	Net operating losses	2.5	No expiry
Mauritania	Net operating losses	88.6	2021 - 2025
Barbados	Net operating losses	144.9	2020 - 2026
Luxembourg	Net operating losses	75.1	Various
Other	Net operating losses	57.5	Various

(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.